Investment Securities -- Proceeds of AFS sold / redeemed (Details 4) (10-Q) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale securities sold or redeemed
Proceeds from sales and redemptions	$ 57	$ 168	$ 344	$ 374	$ 431	$ 280	$ 615
Realized gains	3	4	10	15	15	9	5
Realized losses	0	0	(1)	(1)	(1)	(1)	(2)
Net realized gains	$ 3	$ 4	$ 9	$ 14	$ 14	$ 8	$ 3